OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

7. OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following as of December 31, 2022 and December 31, 2021.

	As of December 31, 2022	As of December 31, 2021
Accrued audit fees	16,442	16,460
Accrued tax agent fees	-	800
Other payables	105,925	44,931
Total other payables and accrued liabilities	$122,367	$62,191

As of December 31 2022, the amount of $42,659 in other payable are related party transactions and outstanding balances. As of December 31, 2021, the amount of $43,852 in other payable are related party transactions and outstanding balances. The amount is unsecured, interest free and repayable on demand